Other liabilities and deferred credits	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Other liabilities and deferred credits [Text Block]

11 – Other liabilities and deferred credits

In millions	December 31,	2014	2013
Personal injury and other claims provisions, net of current portion (Note 16)		$250	$271
Stock-based compensation liability, net of current portion (Note 14)		91	240
Environmental provisions, net of current portion (Note 16)		69	78
Deferred credits and other		294	226
Total other liabilities and deferred credits		$704	$815